GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional, Service and Advisor Shares of

Goldman Sachs Strategic Income Fund

Supplement dated June 2, 2015 to the

Prospectus and Summary Prospectus, each dated April 30, 2015

Reducing the seed capital in the Fund may prevent the Fund from pursuing its investment objective, may restrict the Fund’s activities and may prevent the Fund from retaining enough capital to engage in certain investment strategies, which could have a negative impact on the Fund’s performance. In addition, if Goldman or its affiliates reduce their interest in the Fund, the Fund may be subject to transaction costs, losses and adverse tax consequences, among other things. Risks related to Large Shareholder Redemptions are more fully described in the Fund’s Prospectus.